CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (1,924,311)	$ (388,561)
Adjustments to reconcile net loss to net cash used by operating activities:
Gain on extinguishment of debt	(785,240)	0
Stock based compensation	649,334	0
Derivative liability	(741,789)	44,684
Amortization of debt discount	404,087	39,414
Depreciation and amortization	116,736	38,271
Changes in operating assets and liabilities:
Accounts receivable	(893,366)	0
Inventory	410,836	0
Unbilled Revenue	(563,555)	0
Contract liability	(1,439,504)	0
Accounts payable and accrued expenses	(4,362,016)	280,370
Operating lease liabilities	1,398,068	0
Other current liabilities	(778,874)	0
Net Cash Used by Operating Activities	(7,446,593)	4,278
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(78,662)	0
Business acquisitions, net of cash received	(152,683)	0
Deposits	(124,000)	0
Investment in patents	(191,420)	(4,969)
Net Cash Used by Investing Activities	(546,765)	(4,969)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock from offering	8,000,000	0
Proceeds from convertible notes payable	1,102,700	0
Payments on convertible notes	(384,600)	0
Proceeds from notes payable	2,000,000	0
Net Cash Provided by Financing Activities	10,718,100	0
Net Cash Increase (Decrease)	2,724,742	(691)
Effect of exchange rate on cash	(160,587)	0
Cash, Beginning of Period	337	1,210
Cash, End of Period	2,564,492	519
Supplementary Cash Flow Information:
Interest paid in cash	0	0
Taxes paid in cash	$ 0	$ 0